SUPPLEMENTARY CASHFLOW INFORMATION - Non-cash investing and financing transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing activity
Settlement of convertible debt through share issuance	€ (2,704)	€ (2,127)
Spin Games LLC
Investing activities:
Settlement of deferred consideration for business acquisitions through share issuance	€ (2,139)	€ (1,104)